COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14 – COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments

1)	Obligation to pay royalties to the State of Israel

The Company is required to pay royalties to the State of Israel (represented by the Israel Innovation Authority, or IIA), computed on the basis of proceeds from the sale or license of products whose development was supported by grants from the predecessor of the IIA, the Office of the Chief Scientist. This obligation relates solely to financial participation in the development of products by the Company.

In accordance with the terms of grants provided by the IIA, the State is entitled to royalties on the sale or license of any product whose development was supported with State participation. These royalties are generally 3% in the first three years from initial repayment, 4% of sales in the three subsequent years and 5% of sales in the seventh year until repayment of 100% of the grants (linked to the dollar) received by the Company, plus annual interest at the LIBOR rate. Under certain circumstances, the royalty rate is calculated according to a formula based on the ratio of participation by the IIA in the project to the total project costs incurred by the Company

In connection with the in-licensing of BL-8040 from Biokine Therapeutics Ltd. (“Biokine”), and as a condition to IIA consent to the transaction, the Company agreed to abide by any obligations resulting from funds previously received by Biokine from the IIA. The contingent liability to the IIA assumed by the Company relating to this transaction amounts to approximately $3.2 million as of December 31, 2018. The Company has a full right of offset for amounts payable to the IIA from payments due to Biokine in the future. Therefore, in the opinion of management, the likelihood of any future Company payment obligation to the IIA with regard to this matter is remote.

2)	Licensing agreements

From time to time, the Company enters into in-licensing agreements with academic institutions, research institutions and companies (the “licensors”) in connection with the development of therapeutic compounds. Pursuant to these licensing agreements, the Company generally obtains the rights for one or more therapeutic compounds in pre-clinical and early-clinical stages of development, in order to continue development of the compounds through more advanced stages of development and, subsequently, to manufacture, distribute and market the drugs or to out-license the development, manufacturing and commercialization rights to third parties. Such development activities are carried out by either the Company and/or by companies or institutions to which the Company has entered into an out-license agreement, subject to certain restrictions stipulated in the various agreements.

The licenses that have been granted to the Company are broad and comprehensive, and generally include various provisions and usage rights as follows: (i) territorial scope of the license (global); (ii) term of the license (unrestricted but not shorter than the life of the patent); and (iii) development of the therapeutic compound (allowing the Company to perform all development activities on its own, or by outsourcing under Company supervision, as well as out-licensing development under the license to other companies, subject to the provisions of the licensing agreements).

According to the provisions of the licensing agreements, the intellectual property rights in the development of any licensed technology, through the date the applicable license agreement is effective, remain with the licensor, while the rights in products and/or other deliverables developed by the Company after the license is granted belong to the Company. In cases where the licensor has a claim to an invention that was jointly developed with the Company, the licensor also co-owns the related intellectual property. In any event, the scope of the license also covers these intellectual property rights.

In addition, the Company generally undertakes in the licensing agreements to protect registered patents resulting from developments under the various licenses, to promote the registration of patents covering new developments in cooperation with the licensor, and to bear responsibility for all related costs. Pursuant to the various agreements, the Company generally works to register the various patents on a broad basis worldwide, and if the Company decides not to initiate or continue a patent registration proceeding in a given country, the Company is required to notify the applicable licensor to this effect and the licensor is entitled to take action for registration of the patent in such country.

The consideration paid pursuant to the licensing agreements generally includes several components that may be payable over the license period and that relate, inter alia, to the progress made in research and development activities, as well as commercial success, as follows: (a) one-time, up-front payment and/or periodic payments; (b) payments through the early stages of development (i.e., through the end of phase 2); (c) payments upon the achievement of milestones necessary for advancing to phase 3; (d) payments from the end of a successful phase 3 trial through approval of the therapeutic compound; and e) royalties on sales of the final product resulting from development under the license or including any component thereof, ranging between 3%-5% of the Company’s net sales of the product, although in specific instances the royalty rate has been higher or lower than this range. In instances where the Company has out-licensed the product for further development, the Company pays a percentage of the net consideration received from the licensee (“Sublicense Receipts”) to the upstream licensor that generally range from 20% to 29.5% of such consideration, although in specific instances the percentage paid has been higher or lower than this range. These Sublicense Receipts generally take the place of most or all of the milestone and royalty payments set forth in (b) through (e) above.

The license agreements may be cancelled by the licensor only in specific circumstances, generally upon the occurrence of one of the following events: (a) the Company’s failure to meet certain milestones stipulated in the applicable license agreement and appended timetables; (b) default, insolvency, receivership, liquidation, etc. of the Company that is not imposed and/or lifted within the timeframe stipulated in the license agreement; and (c) fundamental breach of the license agreement that is not corrected within the stipulated timeframe. The Company may generally cancel a license agreement with prior notice of 30 to 90 days, due to unsuccessful development or any other cause.

The Company has undertaken to indemnify certain licensors, their employees, officers, representatives or anyone acting on their behalf for any damage and/or expense that they may incur in connection with the Company’s use of a license granted to it, all in accordance with the terms stipulated in the applicable license agreements.

Some of the license agreements are accompanied by consulting, support and cooperation agreements, pursuant to which the Company is committed to pay the various licensers a fixed monthly amount over the period stipulated in the agreement for their assistance in the continued research and development under the license.

3)	Purchase orders

The Company’s outstanding open purchase order commitments as of December 31, 2018 amounted to $13.3 million.

4)	Lease agreements

a)
The Company’s leases its premises under an operating lease agreement entered into in August 2014. Payments under the lease commenced in June 2015 and will expire in June 2020. The monthly lease fee is approximately $28,000 (including maintenance fees and parking). The Company has the option to extend the lease for 3 additional lease periods totaling up to an additional 10 years, each option at a 5% increase to the preceding lease payment amount. As of December 31, 2018, minimum future rental payments (without considering the aforementioned extension periods) under the lease were $340,000 and $177,000 for 2019 and 2020, respectively.

See Note 14b regarding a guarantee provided to secure the Company’s liability under the lease agreement.

b)
The Company has entered into operating lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are approximately $241,000. To secure the terms of the lease agreements, the Company has made certain prepayments to the leasing companies, representing approximately two months of lease payments. These amounts have been recorded as prepaid expenses. See also Note 16b.

b.	Contingent liabilities

To secure the Company’s lease obligation on its premises, the Company has provided a bank guarantee in the amount of approximately $100,000 for the benefit of the lessor, which remains outstanding as of December 31, 2018. See also Note 10a regarding equipment pledged as collateral to secure a bank loan.